Intangible Assets, Net - Schedule of Amortization Expense (Details)	Dec. 31, 2024 USD ($)
Schedule of Amortization Expense [Abstract]
2025	$ 77,098
2026	41,701
2027	57,747
2028	19,231
2029	9,255
TOTAL	$ 205,032